UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter: Securian Funds Trust	Area Code and Telephone Number: 651-665-3500

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code) 400 Robert Street North, St. Paul, Minnesota 55101-2098

Name and Address of Agent for Service:

David M. Dimitri
400 Robert Street North
St. Paul, MN 55101-2098

With a copy to:

Michael J. Radmer, Esq.
Dorsey & Whitney LLP
50 South Sixth Street
Minneapolis, MN  55402

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.
(Number and Street) (City) (State) (Zip Code)

Calculation of Registration Fee under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Shares of SFT Core Bond Fund of Securian Funds Trust				No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940

It is proposed that this filing will become effective as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

SECURIAN FUNDS TRUST

SFT Mortgage Securities Fund
400 Robert Street North
St. Paul, MN 55101

Dear Minnesota Life Insurance Company or Securian Life Insurance Company Variable Contract Owner:

The Board of Trustees of the SFT Mortgage Securities Fund (the "Acquired Fund"), a series of the Securian Funds Trust (the "Trust"), is pleased to submit a proposal to reorganize the Acquired Fund into the SFT Core Bond Fund (the "Acquiring Fund"), which is another series of the Trust.

As the owner of a variable annuity or variable life insurance contract issued by Minnesota Life Insurance Company or Securian Life Insurance Company, your contract is funded by shares of the Acquired Fund. Accordingly, we ask that you indicate whether you approve or disapprove of the proposed reorganization by submitting instructions on how to vote your beneficial shares by mail or by attending the shareholder meeting.

The proposed reorganization is being recommended primarily because there has been decreasing demand for the Acquired Fund within the variable annuity and variable life insurance products in which the Acquired Fund is offered. The decreasing demand has caused the Acquired Fund to lose assets and shrink in size over recent years. If the loss of assets continues, the Acquired Fund's fixed expenses will be spread over a smaller asset base, which may result in expenses increasing as a percentage of assets. The proposed reorganization is also expected to result in lower fees for Acquired Fund shareholders. The fees of the Acquiring Fund are lower than the fees of the Acquired Fund, and the proposed reorganization is expected to result in a larger fund that spreads fixed costs over a larger asset base.

THE BOARD OF TRUSTEES OF THE TRUST BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF THE ACQUIRED FUND AND ITS SHAREHOLDERS, AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL.

The Board considered various factors in reviewing the proposed reorganization on behalf of the Acquired Fund's shareholders, including, but not limited to, the following:

•  The expectation that the proposed reorganization will reduce overall expenses for Acquired Fund shareholders;

•  The superior long-term investment performance of the Acquiring Fund, although past performance is no guarantee of future results; and

•  The expectation that the proposed reorganization will have no federal income tax consequences for Contract Owners.

If the proposal is approved, the Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for newly issued shares of the Acquiring Fund. These Acquiring Fund shares in turn will be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. To accomplish the proposed reorganization, the Board of Trustees of the Acquired Fund submits for your approval an Agreement and Plan of Reorganization with respect to the Acquired Fund.

The shareholder meeting to consider the proposal will take place at 9:00 a.m., Central Time, on November 29, 2018, and the transaction, if approved, is expected to close shortly thereafter.

Whether or not you plan to attend the meeting, please review the enclosed voting instruction form. You may submit your instructions on voting the shares that fund your contract by mail. Following this letter is a Q&A summarizing the reorganization and information on how to vote your shares. Please read the entire proxy statement/prospectus carefully before you vote.

Thank you for your prompt attention to this important matter.

Sincerely,

David Kuplic
President
Securian Funds Trust

October 18, 2018

SECURIAN FUNDS TRUST
PROXY STATEMENT/PROSPECTUS Q&A

THE FOLLOWING IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR THE SFT MORTGAGE SECURITIES FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS.

Q: Why is the reorganization being proposed?

The reorganization is being proposed primarily because the SFT Mortgage Securities Fund (the "Acquired Fund") has experienced decreasing demand in recent years and the loss of assets could trigger an increase in fees and expenses as a percentage of assets. The proposed reorganization will result in lower fees and expenses for Acquired Fund shareholders. The Board has determined that the reorganization is in the best interests of the Acquired Fund's shareholders and recommends that you vote FOR the reorganization.

Q: Will my fees and expenses increase as a result of the reorganization?

No. The management fees paid by the Acquiring Fund (0.40%) are equal to the management fees paid by the Acquired Fund (0.40%). The total annual fund operating expenses for the Acquiring Fund Class 1 Shares (0.50%) and Class 2 Shares (0.75%) are lower than those of the Acquired Fund's Class 1 Shares (0.73%) and Class 2 Shares (0.98%).

Q: Who is paying the costs of the shareholder meeting and this proxy solicitation?

The total cost associated with the reorganization is estimated to be $160,000. The total cost represents fees and expenses associated with, but not limited to, printing and mailing this proxy solicitation and other communications to Contract Owners; accounting, tax, legal, and custodial expenses; and other transaction expenses. Costs related to the reorganization and proxy solicitation will be allocated 80% (or approximately $128,000) to the Acquired Fund, with the remaining 20% (or approximately $32,000) being allocated to Securian Asset Management, Inc., the Fund's investment manager ("Manager"). The operating expenses for the Acquiring Fund are lower (approximately 23 basis points) than the Acquired Fund; as such, the Acquired Fund shareholders are expected to materially benefit from the reorganization. The Manager is also expected to benefit due to greater economies of scale, operational efficiencies and overhead reduction as a result of managing one less fund.

Q: Will I incur taxes as a result of the reorganization?

No. For federal income tax purposes, the reorganization is not expected to be a taxable event for Contract Owners. Please see the Certain Tax Consequences discussion in the enclosed proxy statement/prospectus for additional information.

Q: If approved, when will the reorganization happen?

If shareholders approve the reorganization, it will take place shortly after the shareholder meeting on November 29, 2018.

Q: Is there anything I need to do to convert my shares?

No. Upon shareholder approval of the reorganization, the Acquired Fund Class 1 and Class 2 Shares, respectively, that serve as a funding vehicle for benefits under your variable annuity or variable life insurance contract automatically will be exchanged for the corresponding Class 1 and Class 2 Shares of the Acquiring Fund. The total value of the Acquiring Fund shares that a shareholder receives in the reorganization will be the same as the total value of the Acquired Fund shares held by the shareholder immediately before the reorganization. For example, Class 1 Shares of the Acquired Fund will be exchanged for an equivalent value of Class 1 Shares of the Acquiring Fund, and Class 2 Shares of the Acquired Fund will be exchanged for an equivalent value of Class 2 Shares of the Acquiring Fund.

Q: What happens to the Acquired Fund's portfolio?

Overall, approximately 50% of the Acquired Fund's portfolio will be sold to complete the reorganization. The Manager currently anticipates approximately 80% of the mortgage-backed securities held in the Acquired Fund will be sold and mortgage-backed securities currently account for approximately 62% of the assets in the Acquired Fund. The Manager also anticipates only a de minimis portion (i.e. 5% or less) of the Acquired Fund's remaining securities will be sold to complete the reorganization. The cost to realign the portfolio is estimated to be less than $10,000, or less than 1 basis point for the Acquired Fund.

Q: How does the Board recommend that I vote?

After careful consideration, the Board recommends that you vote FOR the reorganization.

Q: How and when do I vote?

You can vote in one of two ways:
- By mail with the enclosed voting instruction form
- In person at the shareholder meeting
Please vote as soon as possible by following the instructions on the voting instruction form.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the proxy statement or about voting procedures, please call toll free at 1-800-995-3850.

SECURIAN FUNDS TRUST
400 Robert Street North
St. Paul, MN 55101
NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD November 29, 2018
SFT Mortgage Securities Fund

A special meeting of the shareholders of the SFT Mortgage Securities Fund (the "Acquired Fund") will be held at 9:00 a.m., Central Time on November 29, 2018, at the offices of Minnesota Life Insurance Company, 400 Robert Street North, St. Paul, Minnesota. At the meeting, shareholders of the Acquired Fund will consider the following proposals:

–To approve an Agreement and Plan of Reorganization (the "Plan") between the Acquired Fund and the SFT Core Bond Fund (the "Acquiring Fund"), both series of the Securian Funds Trust. Under the Plan, the Acquiring Fund would acquire all of the assets and assume all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund, which would be distributed proportionately to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the assumption of the Acquired Fund's liabilities; and

–Such other business as may properly come before the meeting, or any adjournment of the meeting.

The Acquired Fund issues and sells shares to certain accounts of Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life"). The separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as a funding vehicle for benefits under variable annuity and variable life insurance contracts ("Contracts") issued by Minnesota Life and Securian Life. As the owners of the assets held in the separate accounts, Minnesota Life and Securian Life are the shareholders of the Acquired Fund and are entitled to vote the shares of the Acquired Fund. However, Minnesota Life and Securian Life will vote outstanding shares of the Acquired Fund in accordance with instructions given by the owners of the Contracts for which the Fund serves as a funding vehicle. This Notice is being delivered to Contract Owners whose Contracts were funded by shares of the Acquired Fund on the record date, so that they may instruct Minnesota Life and Securian Life how to vote the shares of the Acquired Fund underlying their contracts.

Shareholders of record at the close of business on October 1, 2018 are entitled to vote at the meeting.

By Order of the Board of Trustees

Michael J. Radmer
Secretary

October 18, 2018

YOU CAN VOTE QUICKLY AND EASILY.

PLEASE FOLLOW THE INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION FORM.

PROXY STATEMENT/PROSPECTUS — OCTOBER 18, 2018

Acquired Fund	Acquiring Fund
SFT Mortgage Securities Fund ("Mortgage Securities Fund")	SFT Core Bond Fund ("Core Bond Fund")

This proxy statement/prospectus describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which the outstanding shares of the Mortgage Securities Fund, which serves as a funding vehicle for your variable annuity or variable life insurance contract, would be exchanged for shares of the Core Bond Fund. Both the Acquiring Fund and the Acquired Fund (each a "Fund" and together the "Funds") are series of the Securian Funds Trust (the "Trust"). The address of the Funds is 400 Robert Street North, St. Paul, MN 55101. The phone number of the Funds is 1-800-995-3850.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials, and other information with the SEC. These reports, proxy materials, and other information can be inspected and copied at the Public Reference Room maintained by the SEC. In addition, copies of these documents may be viewed online or downloaded from the SEC's website at https://www.sec.gov.

You should retain this proxy statement/prospectus for future reference. It sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information, dated the same date as this proxy statement/prospectus, relating to this proxy statement/prospectus.

This proxy statement/prospectus was first mailed to Contract Owners on or about October 18, 2018.

WHERE TO GET MORE INFORMATION

The following documents (SEC file nos. 002-96990 and 811-04279) have been filed with the SEC and are incorporated by reference into this proxy statement/prospectus:

•  The Statement of Additional Information, dated the same date as this proxy statement/prospectus, relating to the Reorganization, which includes the Statement of Additional Information for the Acquiring Fund;

•  the unaudited financial statements of the Acquiring Fund and the Acquired Fund included in the Semi-Annual Report to Shareholders of Securian Funds Trust, for the six-month period ended June 30, 2018;

•  the prospectus of Securian Funds Trust, which includes the Acquiring Fund and the Acquired Fund, dated May 1, 2018, as supplemented to date;

•  the Statement of Additional Information for Securian Funds Trust, which includes the Acquiring Fund and the Acquired Fund, dated May 1, 2018, as supplemented to date; and

•  the reports of the Independent Registered Public Accounting Firm and the audited financial statements of the Acquiring Fund and the Acquiring Fund included in the Annual Report to Shareholders of Securian Funds Trust, for the year ended December 31, 2017.

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call toll-free 1-800-995-3850 or write to Securian Funds Trust, 400 Robert Street North, St. Paul, MN 55101.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

ABOUT THE ACQUIRED AND ACQUIRING FUNDS

The Acquired Fund issues and sells shares to separate accounts of Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life"). These separate accounts hold shares of mutual funds, including the Acquired Fund, which serve as funding vehicles for benefits under variable annuity or variable life insurance contracts issued by Minnesota Life and Securian Life (the "Contracts"). Each separate account has subaccounts that invest in the Acquired Fund and certain other mutual funds. Owners of the Contracts ("Contract Owners") allocate the value of their Contracts among these subaccounts. As the owners of the assets held in the separate accounts, Minnesota Life and Securian Life are the shareholders of the Acquired Fund and are entitled to vote the shares of the Acquired Fund. However, Minnesota Life and Securian Life will vote outstanding shares of the Acquired Fund in accordance with instructions given by the Contract Owners who are eligible to vote at the meeting, and will vote shares as to which they have received no instructions for or against the proposal in the same proportion as the shares for which they receive instructions.

The Funds are open-end management investment companies. If the Plan is approved, the shares of the Acquiring Fund will be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund. Each Acquired Fund shareholder would become the owner of Acquiring Fund shares having a total net asset value equal to the total net asset value of that shareholder's holdings in the Acquired Fund.

The following information summarizes the proposed reorganization of the Acquired Fund into the Acquiring Fund (the "Reorganization").

HOW THE REORGANIZATION WILL WORK

The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume all of the Acquired Fund's liabilities.

The Acquiring Fund will issue shares of beneficial interest to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. Specifically, shareholders of Class 1 and Class 2 Shares, respectively, of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund that are equal in value to their shares in the Acquired Fund immediately before the Reorganization.

You will not pay any sales charge in connection with this distribution of shares. If you already have an Acquiring Fund account, shares distributed in the Reorganization will be added to that account.

FUND INVESTMENT OBJECTIVES

The investment objective of the Acquired Fund is to seek a high level of current income consistent with prudent investment risk and the investment objective of the Acquiring Fund is to seek as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Acquiring Fund also seeks preservation of capital as a secondary objective.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

TABLE OF CONTENTS

SECTION A — PROPOSAL	5
PROPOSAL: Approve or Reject the Agreement and Plan of Reorganization	5
SUMMARY	5
How the Reorganization Will Work	5
Comparison of the Acquired Fund and the Acquiring Fund	5
General Information	5
Comparison of Investment Objectives	6
Comparison of Investment Strategies	6
Analysis of Investment Policies	9
Principal Risk Factors	9
Fees & Expenses	13
Performance	14
THE REORGANIZATION	16
Terms of the Reorganization	16
Conditions to Closing the Reorganization	16
Termination of the Plan	16
Certain Tax Consequences	17
Reasons for the Proposed Reorganization and Board Deliberations	17
Board's Determinations	18
Recommendation and Vote Required	18
SECTION B — Proxy Voting and Shareholder Meeting Information	19
SECTION C — Capitalization, Ownership of Fund Shares and Other Fund Information	20
Financial Highlights	22
EXHIBIT A — AGREEMENT AND PLAN OF REORGANIZATION	A-1

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

SECTION A — PROPOSAL

PROPOSAL: APPROVE OR REJECT THE AGREEMENT AND PLAN OF REORGANIZATION

SUMMARY

This proxy statement/prospectus is being used by the Acquired Fund to solicit voting instructions for the proposal to approve the Plan providing for the Reorganization of the Acquired Fund into the Acquiring Fund. A form of the Plan is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus, exhibits and accompanying materials because they contain details that are not in this summary.

HOW THE REORGANIZATION WILL WORK

The SFT Mortgage Securities Fund (the "Acquired Fund") will transfer all of its assets to the SFT Core Bond Fund (the "Acquiring Fund"). The Acquiring Fund will assume all of the Acquired Fund's liabilities.

The Acquiring Fund will issue shares of beneficial interest in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities it assumes. These shares will be distributed to the Acquired Fund's shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. Specifically, shareholders of Class 1 and Class 2 Shares, respectively, of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund that are equal in value to their shares in the Acquired Fund immediately before the Reorganization. As such, the value of your interest in the subaccount investing in the Acquiring Fund received in connection with the Reorganization will equal the value of your interest in the subaccounts that were invested in the Acquired Fund immediately before the Reorganization.

As part of the Reorganization, systematic transactions (such as the dollar-cost average program) currently set up for your Acquired Fund accounts will be transferred to your new Acquiring Fund account. If you do not want your systematic transactions to continue, please contact your financial representative to make changes.

Neither the Acquired Fund, nor the Contract Owners whose contract values are allocated to subaccounts investing in the Acquired Fund, will pay any sales charge in connection with the Reorganization.

After the Reorganization has been completed, contract values that were allocated to subaccounts investing in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund. The Acquired Fund will be terminated.

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

The information below and on the following pages outline similarities and differences between the Acquired Fund and Acquiring Fund.

GENERAL INFORMATION

The Acquired Fund and the Acquiring Fund:

•  Are outstanding series of an open-end management investment company organized as a Delaware statutory trust.

•  Have Securian Asset Management, Inc. (the "Manager"), formerly Advantus Capital Management, Inc., as their investment adviser.

•  Have Thomas Houghton as the primary portfolio manager. Mr. Houghton will remain as the portfolio manager for the Acquiring Fund after the reorganization.

•  Have the same policies for buying and selling shares and the same exchange rights.

•  Have the same distribution policies.

•  Are available only to Contract Owners who allocate contract value to a subaccount that invests in the Funds.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

COMPARISON OF INVESTMENT OBJECTIVES

Acquired Fund	Acquiring Fund
The investment objective of the Acquired Fund is to seek a high level of current income consistent with prudent investment risk.

The investment objective of the Acquiring Fund is to seek as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Acquiring Fund also seeks preservation of capital as a secondary objective.

COMPARISON OF INVESTMENT STRATEGIES

As provided in more detail below, the principal investment strategies of the Acquired Fund and the Acquiring Fund are similar.

Acquired Fund	Acquiring Fund
Under normal circumstances, the Acquired Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in mortgage-related securities. The Acquired Fund invests a major portion of its assets in investment-grade securities representing interests in pools of mortgage loans. In selecting securities, the Acquired Fund's investment adviser considers factors such as, but not limited to, security pricing, prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage markets. The Acquired Fund may also engage in frequent or short-term trading of securities.
The Acquired Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government, or certain agencies, guarantee to mortgage pool security holders the payment of principal and interest.
The Acquired Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.
The Acquired Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, rail cars, shipping containers, credit cards, manufactured housing and/or other consumer loans), commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables) and corporate debt issued by REITs and other issuers. The Acquired Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Securian Asset Management, Inc. (Securian AM), formerly Advantus Capital Management, Inc., to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees. Examples of restricted securities could include certain asset-backed and mortgage-backed securities.	The Acquiring Fund invests primarily in a variety of investment-grade debt securities. It is the Acquiring Fund's policy to invest, under normal circumstances, at least 80% of the value of its net assets (including any borrowings for investment purposes) in bonds (for this purpose, "bonds" includes any debt security). These debt securities include, among other things, investment-grade corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including the Government National Mortgage Association, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Association), investment-grade asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Acquiring Fund may invest in investment-grade debt securities issued by domestic companies in a variety of industries. The Acquiring Fund may also invest in securities whose disposition is restricted under the federal securities laws but which have been determined by Securian Asset Management, Inc. (Securian AM), formerly Advantus Capital Management, Inc., to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees. Examples may include certain bonds that are only available to institutional buyers.
The Acquiring Fund may also invest in non-government securities, which may include but are not limited to securities issued by non-government entities secured by obligations of residential mortgage borrowers. Non-government securities also may include asset-backed securities (which may include but are not limited to interests in auto, rail cars, shipping containers, credit card, manufactured housing and/or other consumer loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans and receivables). Investments by the Acquiring Fund may be long-term, intermediate-term or short-term debt securities.
In selecting securities, the Acquiring Fund's investment adviser considers factors such as, but not limited to, security pricing, industry outlook, current and anticipated interest rates and other market and economic conditions, general levels of debt prices and issuer operations. The Acquiring Fund may also engage in frequent or short-term trading of securities.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

The principal investment strategies for the Funds are set forth below.

SFT Mortgage Securities Fund (Acquired Fund)

Under normal circumstances, the Acquired Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in mortgage-related securities. The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Acquired Fund's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. The Acquired Fund invests a major portion of its assets in high and investment-grade securities representing interests in pools of mortgage loans. In addition, the Acquired Fund may invest in a variety of other mortgage-related securities including collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities.

In selecting mortgage-related securities, the Manager considers a variety of factors, including, but not limited to, security pricing, prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (i.e., residential versus commercial real estate) and the type of underlying mortgage loan (i.e., a 30-year fully-amortized loan versus a 15-year fully-amortized loan). The Manager also considers current and expected trends in economic conditions, interest rates and the mortgage market, and selects securities which, in its judgment, are likely to perform well in those circumstances. An additional consideration in selecting securities is the ability to obtain a readily available market price for a particular security. The Manager may choose not to buy a security or to hold a lesser amount of a security if a market price for such security is not readily available. The Manager may still buy or hold a security for which a market price is not readily available, but such securities must then be valued at fair value in accordance with valuation policies and procedures approved by the Trust's Board of Trustees. In addition, accurate market prices may not be readily available in volatile markets, which would also necessitate fair valuation by the Manager.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Acquired Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions, which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. In addition, the Acquired Fund may also invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by the Manager to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees. Investments in restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Acquired Fund bears the costs of registering such securities. The Acquired Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities. As of December 31, 2017, the Acquired Fund had 11.7% of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. The Manager continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities, which originally were determined to be liquid, have become illiquid.

Interests in pools of mortgage loans provide the security holder the right to receive, out of the underlying mortgage loans, periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans.

The Acquired Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government, or certain agencies, guarantee to mortgage pool security holders the payment of principal and interest. The principal government or government-related guarantors of mortgage-related securities are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA securities are supported by the U.S. Treasury. Securities issued or guaranteed by U.S. government-related organizations, such as FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not be able to meet their payment obligations in the future. In September of 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. As part of this appointment,

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

the U.S. Treasury agreed to provide additional capital to FNMA and FHLMC but no assurances can be given that the Treasury will agree to do this in the future should the need for additional capital arise.

The Acquired Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Acquired Fund may also invest a portion of its assets in asset-backed securities and in corporate debt issued by real estate investment trusts (REITs) and other issuers. Asset-backed securities usually represent interests in pools of consumer and other loans (which may include but are not limited to trade, manufactured housing, credit card or automobile receivables). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, the quality of the servicing of the receivables, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities may depend on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receives favorable tax treatment provided it meets certain conditions.

SFT Core Bond Fund (Acquiring Fund):

It is the Acquiring Fund's policy to invest, under normal circumstances, at least 80% of the value of its net assets (including any borrowings for investment purposes) in bonds (for this purpose, "bonds" includes any debt security). The 80% investment policy is not fundamental, which means it may be changed without the vote of a majority of the Acquiring Fund's outstanding shares, but the shareholders will be notified in writing at least 60 days prior to any change of this policy. The Acquiring Fund invests primarily in a variety of investment-grade securities, which include:

•  Investment-grade corporate debt obligations and mortgage-backed securities

•  Debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds, and U.S. Treasury inflation-protection securities)

•  Investment-grade mortgage-backed securities issued by governmental agencies and financial institutions

•  Investment-grade asset-backed securities

•  Debt obligations of U.S. banks, savings and loan associations and savings banks.

The Acquiring Fund will invest a portion of its assets in investment-grade debt obligations issued by domestic companies in a variety of industries. The Acquiring Fund may invest in long-term debt securities (i.e., maturities of more than 10 years), intermediate debt securities (i.e., maturities from 3 to 10 years) and short-term debt securities (i.e., maturities of less than 3 years).

In selecting corporate debt securities and their maturities, the Manager seeks to maximize total return by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations. An additional consideration in selecting securities is the ability to obtain a readily available market price for a particular security. The Manager may choose not to buy a security or to hold a lesser amount of a security if a market price for such security is not readily available. The Manager may still buy or hold a security for which a market price is not readily available, but such securities must then be valued at fair value in accordance with valuation policies and procedures approved by the Trust's Board of Trustees. In addition, accurate market prices may not be readily available in volatile markets, which would also necessitate fair valuation by the Manager.

The Acquiring Fund may also invest a portion of its assets in asset-backed securities. Asset-backed securities represent interest in pools of consumer and other loans (which may include but are not limited to manufactured housing, credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

The market for bonds and other debt securities is generally liquid, but individual debt securities purchased by the Acquiring Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

general market conditions, which adversely affect particular debt securities or the broader bond market as a whole. In addition, the Acquiring Fund may invest without limit in securities whose disposition is restricted under the federal securities laws but which have been determined by the Manager to be liquid under liquidity guidelines adopted by the Trust's Board of Trustees. Investments in restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Acquiring Fund bears the costs of registering such securities. The Acquiring Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities. As of December 31, 2017, the Acquiring Fund had 20.8% of its net assets invested in restricted securities deemed liquid pursuant to the liquidity guidelines. The Manager continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities, which originally were determined to be liquid, have become illiquid.

The Fund may also engage in frequent or short-term trading of securities.

ANALYSIS OF INVESTMENT POLICIES

The investment objectives of the Funds are generally different. The Acquired Fund seeks a high level of current income consistent with prudent investment risk while the Acquiring Fund seeks as high a level of long-term rate of return as is consistent with prudent investment risk. The Acquiring Fund also seeks preservation of capital as a secondary objective. The Funds have similar investment strategies to achieve their investment objectives in that they both invest a large portion of their assets in investment-grade debt securities.

The Acquired Fund normally invests 80% of its assets in mortgage related securities while the Acquiring Fund normally invests 80% of its assets in bonds and mortgage-backed securities. Both Funds also invest in government and non-government securities and may also invest in securities whose disposition is restricted under the federal securities laws. The Acquired Fund generally holds a higher concentration of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (e.g., securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac) than the Acquiring Fund. Both the Acquired and Acquiring Fund may invest up to 10% of their assets in debt securities that are rated below investment-grade (i.e., below BBB- or Baa3 by S&P or Moody's, respectively); however, historically, neither Fund has invested in securities that are rated below investment-grade and the Acquiring Fund has no present intention to do so.

If shareholders of the Acquired Fund approve the Reorganization, they will be subject to the investment objectives and principal investment strategies of the Acquiring Fund.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Funds are shown in the table below.

An investment in the Acquired Fund involves similar principal risks as an investment in the Acquiring Fund. However, as previously described, the Acquired Fund invests significantly in mortgage-related assets, and thus, is subject to concentration risk as a principal risk. The Acquired Fund also presents government securities and REIT risk as principal risks, which are not present in the Acquiring Fund. All of the other principal risks are applicable to both Funds, as illustrated below.

Principal Risks	Acquired Fund	Acquiring Fund
Active Management Risk: The investment adviser's judgment about the attractiveness, value, or potential appreciation of the Fund's investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.	Yes	Yes
Concentration Risk: The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund is subject to concentration risk if the Fund invests more than 25% of its total assets in a particular industry. The Mortgage Securities Fund concentrates its investments in a single industry.	Yes	No

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

Principal Risks	Acquired Fund	Acquiring Fund
Credit Risk: The Fund may lose some or all of its investment, including both principal and interest, because an issuer of a debt security, an asset-backed or mortgage-backed security (or an underlying obligor) or other fixed income obligation will not make payments on the security or obligation when due, as well as the risk that the credit quality of a security may be lowered, resulting in a lower price, greater volatility and reduced liquidity for such security.	Yes	Yes
Extension Risk: Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower than anticipated prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.	Yes	Yes
Government Securities Risk: A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk, and credit risk. Securities such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk and interest rate risk than interest-paying securities of similar maturities.	Yes	No
Income Risk: The Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.	Yes	Yes
Interest Rate Risk: The value of a mortgage-backed security, debt security or fixed income obligation may decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. Interest rates in the U.S. and certain other countries are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising rates. The negative impact on a mortgage-backed security, debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition, interest rates may decline further resulting in lower yields, which make the Fund less attractive to investors who are seeking higher rates of returns. Also, a lower yield may not be sufficient to cover the expenses of the Fund.	Yes	Yes

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

Principal Risks	Acquired Fund	Acquiring Fund
Liquidity Risk: The Fund's ability to sell particular securities at an advantageous price or in a timely manner may be impaired due to low trading volume, lack of a market maker, or legal restrictions. The recent increase in capital requirements and potential for increased regulation may negatively impact market liquidity going forward. In the event certain securities experience low trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund's ability to take advantage of other market opportunities.	Yes	Yes
Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.	Yes	Yes

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

Principal Risks	Acquired Fund	Acquiring Fund
Non-Government Securities Risk: Payments on a non-government security may not be made when due, or the value of such security may decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government. These securities may include but are not limited to securities issued by non-government entities, which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).
Non-agency securities can present valuation and liquidity issues and be subject to precipitous downgrades (or even default) during time periods characterized by recessionary market pressures such as falling home prices, rising unemployment, bank failures and/or other negative market stresses. The risk of non-payment by the issuer of any non-agency security increases when markets are stressed.	Yes	Yes
Prepayment Risk: Falling interest rates may cause prepayments of mortgage-related securities to occur more quickly than expected. This occurs because, as interest rates fall, more property owners refinance the mortgages underlying these securities. The Fund must reinvest the prepayments at a time when interest rates on new mortgage investments are falling, reducing the income of the Fund. In addition, when interest rates fall, prices on mortgage-related securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in mortgage prepayments.	Yes	Yes
REIT Risk: The value of the Fund's investment in securities issued by REITs may be adversely affected by changes in the value of the underlying property or by the loss of the REIT's favorable tax status or changes in laws and/or rules related to REIT tax status.	Yes	No
Restricted Securities Risk: In connection with investments in securities whose disposition is restricted under federal securities laws, certain securities may only be resold subject to statutory or regulatory restrictions, or the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but unrestricted securities.	Yes	Yes
Short Term Trading Risk: A Fund may trade securities frequently and hold securities in its portfolio for one year or less. Frequent purchases and sales of securities will increase the Fund's transaction costs. Factors that can lead to short-term trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund's market capitalization target, and the need to sell a security to meet redemption activity.	Yes	Yes

Depending upon its assessment of changing market conditions, the Manager, at any time, may change the Fund's emphasis on particular investments or asset classes, which may change the risks associated with the Fund. The fact that a risk is not identified as a principal risk for a particular Fund does not mean that the Fund may not be subject to that risk. The Statement of Additional Information for the Acquiring Fund, which is incorporated by reference in this proxy statement/prospectus, contains additional information on the Acquiring Fund's permitted investments and investment restrictions.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class 1 or Class 2 Shares of the Funds. The table also shows estimated pro forma expenses of the Acquiring Fund assuming the proposed Reorganization had been effective during the most recent fiscal year. The Funds are offered only as investment options for certain Contracts. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Funds. If these charges were included, the expenses shown in the table below would be higher. Please refer to your Contract prospectus for a description of those fees and expenses. The fees and expenses below exclude the costs of the Reorganization. See "Reasons for the Proposed Reorganization and Board Deliberations" for additional information concerning the allocation of the costs of the Reorganization.

TABLE A-1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

The following table is based on fund assets as of June 30, 2018.

	SFT Mortgage Securities Fund (Acquired Fund)	SFT Core Bond Fund (Acquiring Fund)	SFT Core Bond Fund — Pro Forma with Acquired Fund
Class 1 Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	—	—	—
Other Expenses	0.31%	0.10%	0.09%
Acquired Fund Fees and Expenses	0.02%	—	0.02%
Total Annual Fund Operating Expenses	0.73%	0.50%	0.51%
Class 2 Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.10%	0.09%
Acquired Fund Fees and Expenses	0.02%	—	0.02%
Total Annual Fund Operating Expenses	0.98%	0.75%	0.76%

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other Funds.

For each Fund, the example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. This example also shows pro forma expenses of the Acquiring Fund assuming the proposed Reorganization

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

had been in effect for the periods shown. Although actual costs may be higher or lower, based on these assumptions, costs would be:

Fund	1 year	3 years	5 years	10 years
SFT Mortgage Securities Fund — Class 1 Shares (Acquired Fund)	$75	$233	$406	$906
SFT Mortgage Securities Fund — Class 2 Shares (Acquired Fund)	$100	$312	$542	$1,201
SFT Core Bond Fund — Class 1 Shares (Acquiring Fund)	$51	$160	$280	$628
SFT Core Bond Fund — Class 2 Shares (Acquiring Fund)	$77	$240	$417	$930
SFT Core Bond Fund — Class 1 Shares — Pro Forma with Acquired Fund	$52	$164	$285	$640
SFT Core Bond Fund — Class 2 Shares — Pro Forma with Acquired Fund	$78	$243	$422	$942

Portfolio Turnover

A Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the six-month period ended June 30, 2018, the Acquired Fund's portfolio turnover rate was 71.2% of the average value of its portfolio, and the Acquiring Fund's portfolio turnover rate was 100.0% of the average value of its portfolio.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare to the return of a broad based index. The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.

SFT Mortgage Securities Fund (Acquired Fund)

Performance Bar Chart and Table

Calendar Year Total Returns for Class 2 Shares (a)

Best Quarter

3Q '09 | 4.10%

Worst Quarter

4Q '08 | -7.38%

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

(a)  The performance shown in the bar chart above is for Class 2 Shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 Shares. The returns for Class 1 Shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 Shares.

Average Annual Total Return

(for periods ending December 31, 2017)

	1 Year	5 Years	10 Years	Inception
Mortgage Securities Fund — Class 1 (inception 2/11/08)	2.22%	2.23%	—	2.24%
Mortgage Securities Fund — Class 2	1.96%	1.97%	2.03%	—
Bloomberg Barclays U.S. Mortgage- Backed Securities Index (reflects no deduction for fees, expenses or taxes)	2.47%	2.04%	3.84%	—

SFT Core Bond Fund (Acquiring Fund)

Performance Bar Chart and Table

Calendar Year Total Returns for Class 2 Shares (a)

Best Quarter

3Q '09 | 7.19%

Worst Quarter

4Q '08 | -7.02%

(a)  The performance shown in the bar chart above is for Class 2 Shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 Shares. The returns for Class 1 Shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 Shares.

Average Annual Total Return

(for periods ending December 31, 2017)

	1 Year	5 Years	10 Years	Inception
Core Bond Fund — Class 1 (inception 2/11/08)	4.95%	3.19%	—	4.18%
Core Bond Fund — Class 2	4.69%	2.93%	3.90%	—
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%	—

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

THE REORGANIZATION

TERMS OF THE REORGANIZATION

The Board has approved the Plan, a copy of which is attached as Exhibit A. The Plan provides for the Reorganization on the following terms:

The Reorganization is scheduled to occur on the first day that the New York Stock Exchange is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Funds.

The Acquired Fund will transfer all of its assets to the Acquiring Fund and, in exchange, the Acquiring Fund will assume the Acquired Fund's liabilities. Overall, approximately 50% of the Acquired Fund's portfolio will be sold to complete the reorganization. The Manager currently anticipates approximately 80% of the mortgage-backed securities held in the Acquired Fund will be sold and mortgage-backed securities currently account for approximately 62% of the assets in the Acquired Fund. The Manager also anticipates only a de minimis portion (i.e. 5% or less) of the Acquired Fund's remaining securities will be sold to complete the reorganization. The cost to realign the portfolio is estimated to be less than $10,000, or less than 1 basis point for the Acquired Fund.

The Acquiring Fund will issue shares to the Acquired Fund in an amount equal to the value of the assets that it receives from the Acquired Fund, less the liabilities assumed by the Acquiring Fund in the transaction. These shares will immediately be distributed by the Acquired Fund to its shareholders (the separate accounts) in proportion to their holdings in the Acquired Fund. Specifically, shareholders of Class 1 and Class 2 Shares, respectively, of the Acquired Fund will receive shares of the corresponding class of the Acquiring Fund that are equal in value to their shares in the Acquired Fund immediately before the Reorganization. As a result, shareholders (the separate accounts) of the Acquired Fund will become shareholders of the Acquiring Fund. Contract values that were allocated to subaccounts invested in the Acquired Fund will be allocated to subaccounts investing in the Acquiring Fund.

Neither the Acquired Fund nor any Contract Owners whose contract values are allocated to subaccounts investing in the Acquired Fund will pay any sales charge in connection with the Reorganization.

The net asset value of the Acquired Fund and the Acquiring Fund will be computed as of 3:00 p.m. Central Time, on the closing date. After the Reorganization, the Acquired Fund will be terminated.

CONDITIONS TO CLOSING THE REORGANIZATION

The completion of the Reorganization is subject to certain conditions described in the Plan, including:

•  The Funds will have received any approvals, consents, or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

•  An effective registration statement on Form N-14 will be on file with the SEC.

•  The Contract Owners of the Acquired Fund who are eligible to provide voting instructions for the meeting will have approved the Plan.

•  The Trust, on behalf of the Acquired Fund and Acquiring Fund, will receive an opinion of Eversheds Sutherland (US) LLP that a Contract Owner that has Contract value allocated to a subaccount that holds interests in the Acquiring Fund or Acquired Fund will not recognize any gain or loss as a result of the Reorganization.

TERMINATION OF THE PLAN

The Plan and the transaction contemplated by it may be terminated and abandoned by resolutions of the Board of Trustees of the Acquired Fund or the Acquiring Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Acquired Fund or the Acquiring Fund, or the trustees, officers, or shareholders of the Acquired Fund or the Acquiring Fund.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

CERTAIN TAX CONSEQUENCES

Provided that the Contracts qualify to be treated as life insurance contracts under Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code") or annuity contracts under Section 72 of the Code, the Reorganization will not be a taxable event for federal income tax purposes for Contract Owners who have a portion of their Contract allocated to a Fund. Contract Owners should consult their own tax advisors and the prospectus or other information provided by the insurance company regarding their Contracts as to the specific consequences to them of the Reorganization in light of their own unique circumstances, including the applicability and effect of any possible state, local, non-U.S. and other tax consequences of the Reorganization.

As a condition to the closing of the Reorganization, the Funds will receive an opinion from Eversheds Sutherland (US) LLP to the effect that a Contract Owner that has Contract value allocated to a subaccount that holds interests in the Acquiring Fund or Acquired Fund will not recognize any gain or loss as a result of the Reorganization. The opinion will be based in part on certain representations made by the Trust and Securian. Contract Owners should be aware that the opinion will not be binding on the Internal Revenue Service.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS

The Board believes that the proposed Reorganization will be advantageous to shareholders of the Acquired Fund based on its consideration of the following matters:

Terms and Conditions of the Reorganization. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

Tax Consequences. The Board considered the tax consequences of the Reorganization for Contract Owners, as set forth in the section "Certain Tax Consequences," above.

Current and Future Asset Growth. The Board considered the current, and likely future, decrease in demand for the Acquired Fund's investment objectives and investment strategies within the variable annuity and variable life insurance products. The decreasing demand has caused the Acquired Fund to lose assets and shrink in size over recent years. The Acquired Fund has experienced a reduction in total net assets from $98.2MM as of December 31, 2014 to $83.9MM as of June 30, 2018. If the loss of assets continues, the Acquired Fund's fixed expenses will be spread over a smaller asset base which may result in fund expenses increasing as a percentage of assets.

Expense Ratios. The Board considered the relative expenses of the Funds. The total annual fund operating expense ratio for the Acquiring Fund was lower than the total annual fund operating expense ratio for the Acquired Fund as of the end of the most recent fiscal year. The total annual fund operating expenses for the Acquiring Fund are 0.50% for Class 1 Shares and 0.75% for Class 2 Shares. The total annual fund operating expenses for the Acquired Fund are 0.70% for Class 1 Shares and 0.95% Class 2 Shares.

The management fees paid by the Acquiring Fund (0.40%) are equal to the management fees paid by the Acquired Fund (0.40%). The Acquiring Fund includes a charge of 0.09% for Other Expenses in both Class 1 and Class 2 Shares while the Acquired Fund includes a charge of 0.28% for Other Expenses in both Class 1 and Class 2 Shares. The Funds have the same Distribution (12b-1) Fee schedule; both charge 0.25% for Class 2 Shares but do not include a Distribution (12b-1) Fee for Class 1 Shares. The Board considered that, in sum, shareholders of the Acquired Fund may expect to incur lower overall expenses following the Reorganization.

The Board also considered the possibility that the Reorganization will result in higher aggregate net assets and the opportunity for net cash inflows, or reduced outflows. These factors may reduce the risk that if net assets of the Acquired Fund fail to grow, or even diminish, the Acquired Fund's total expense ratios could rise from current levels as fixed expenses become a larger percentage of net assets.

Economies of Scale. The Board considered the advantage of combining Funds. The Board believes that the combined Fund should have a better opportunity to take advantage of economies of scale and better prospects for growth than either Fund standing alone. For example, a larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. Furthermore, as indicated above, fixed expenses, such as audit expenses and accounting expenses that are charged on a per fund basis may be reduced as a percentage of Fund net asset values.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

Costs. The Board notes that the fees and expenses associated with the reorganization will be allocated to the Acquired Fund and the Manager. The fees and expenses include, but are not limited to, costs such as printing and mailing this proxy solicitation and other communications to Contract Owners; accounting, tax, legal, and custodial expenses; and other transaction expenses. 80% of the fees and expenses will be allocated to the Acquired Fund, and 20% of the fees and expenses will be allocated to the Manager. The cost to realign the portfolio is estimated to be less than $10,000, or less than 1 basis point for the Acquired Fund. The total cost associated with the reorganization is estimated to be $160,000.

Dilution. The Board considered the fact that the Reorganization will not dilute the interests of the current Contract Owners with contract values allocated to subaccounts investing in the Acquired Fund because it will be effected on the basis of the relative net asset value per share of the Acquired Fund and the Acquiring Fund, respectively. Thus, subaccounts holding shares of the Acquired Fund will receive shares of the Acquiring Fund equal in value to their shares in the Acquired Fund.

Performance and Other Factors. The Board considered the relative performance records of the Funds since their inception in 2008. The Board noted that the Acquiring Fund has experienced superior performance compared to the Acquired Fund and is generally considered a higher rated fund by industry standards. The Board was cognizant of the fact that an Acquiring Fund's past performance is no guarantee of its future results.

Potential Effects on the Manager. The Board considered the potential benefits from the Reorganization that could be realized by the Manager. The Board recognized that the potential benefits to the Manager consist principally of economies of scale and the potential elimination of expenses incurred in duplicative efforts to administer separate funds. The Board noted, however, that shareholders of the Acquired Fund will benefit from the decrease in total operating expense ratios resulting from the proposed Reorganization.

Each Trustee carefully considered the factors described above and evaluated the merits of the Reorganization in accordance with his or her own experience and business judgment. Although each Trustee independently formed his or her own judgment on the proposed Reorganization, the Board accepted the Manager's analysis that the current, and future, demand for the Acquired Fund is decreasing. The Board recognized that the investment objectives and investment strategies employed by the Funds are different.

In addition, the Board noted that the total operating expense ratio of the Acquiring Fund is expected to be lower than the total operating expense ratio of the Acquired Fund. The Board also accepted the Manager's analysis that the shareholders of the Acquiring Fund would not be harmed by the Reorganization.

BOARD'S DETERMINATIONS

After considering the factors described above and other relevant information at an in-person meeting held on July 26, 2018, the Board of Trustees of the Acquired Fund, including a majority of the independent Trustees, found that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of shareholders in the Acquired Fund and existing Contract Owners with contract values allocated to subaccounts investing in the Acquired Fund would not be diluted as a result of the Reorganization.

The Board of Trustees of the Acquiring Fund approved the Plan at the meeting held on July 26, 2018. Among other factors, the Board members considered the terms of the Plan, the provisions intended to avoid the dilution of Contract Owners' interests, and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of shareholders in the Acquiring Fund and existing Contract Owners with contract values allocated to subaccounts investing in the Acquiring Fund will not be diluted as a result of the Reorganization.

RECOMMENDATION AND VOTE REQUIRED

The Board recommends that Contract Owners who are entitled to vote at the meeting approve the proposed Plan. Approval of the Plan requires the affirmative vote, in person or by proxy, of a majority of the voting power of the outstanding shares of the Acquired Fund as of the record date, October 1, 2018. At the record date, the Acquired Fund had 43,214,607 shares outstanding. Shareholders of the Acquired Fund are entitled to one vote for each full share held and are entitled to fractional votes for fractional shares. If the Plan is not approved by the shareholders of the Acquired Fund, the Board will consider what further action should be taken.

If shareholder approval is obtained, the Reorganization is scheduled to be effective on or about December 3, 2018.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

SECTION B — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

A special meeting of shareholders of the Acquired Fund will be held as specified in the Notice of Special Meeting that accompanies this proxy statement/prospectus. At the meeting, shareholders (the separate accounts and certain funds managed by Securian Asset Management, Inc. ("Manager") will vote their shares of the Acquired Fund. You have the right to instruct Minnesota Life Insurance Company and Securian Life Insurance Company (together, "Securian") on how to vote the shares of the Acquired Fund held under your Contract. Unless you plan to attend the Meeting and vote in person, your voting instructions must be received by mail no later than 9:00 a.m. Central Time on November 29, 2018, the day of the Meeting.

Shareholders of the Acquired Fund are entitled to one vote for each full share held and are entitled to fractional votes for fractional shares. Votes may be cast for, against or abstain. A voting instruction to abstain will result in a vote for the respective shares to be excluded from the vote. If you execute and return your voting instruction form, but do not provide voting instructions, Securian will vote the shares underlying your Contract in favor of the proposal described above. Securian will vote any shares for which it does not receive a voting instruction form in proportionately the same manner as shares for which it has received voting instructions. Securian will not require voting instructions for a minimum number of shares, and therefore a small number of Contract Owners could determine the outcome of any proposal.

For the Meeting to proceed, there must be a quorum. This means that a majority of the Acquired Fund's shares must be represented at the Meeting either in person or by proxy. Because Securian is the only shareholder of the Funds, its presence at the Meeting in person or by proxy will meet the quorum requirement.

You may revoke your voting instruction at any time up until voting results are tallied at the Meeting. You can do this either by (1) writing to the Secretary of the Trust, (2) executing and returning to the Trust a voting instruction form with a later date, or (3) providing voting instructions in person at the Meeting and notifying the election judge that they are revoking their prior voting instructions. If you need a new voting instruction form, please call 1-800-995-3850, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "FOR" the proposal.

The Acquired Fund and the Manager are responsible to pay for costs associated with the solicitation, including the cost of preparing and mailing the Notice of a Special Meeting of shareholders and this proxy statement/prospectus to Contract Owners. The total cost associated with the reorganization is estimated to be $160,000. The Acquired Fund is responsible for paying 80% of these costs, or approximately $128,000. Representatives of the Manager, at the Acquired Fund's expense, also may solicit voting instructions from Contract Owners by means of mail, telephone, or personal calls.

Dissenters' Rights of Appraisal. There are no appraisal or dissenters' rights for shareholders of the Acquired Fund. Delaware law does not grant beneficiaries of statutory trusts who dissent from approval of the Reorganization the right to demand an appraisal for their interests and payment of their fair cash value. As a result, shareholders who object to the Reorganization do not have a right to demand a different payment for their shares of beneficial interest.

Other Matters. Management of the Funds knows of no other matters that may properly be, or that are likely to be, brought before the Meeting. However, if any other business shall properly come before the Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

Adjournment. If a quorum is not present at the Meeting, those present in person or by proxy shall adjourn to such day as they shall, by majority vote, agree upon without further notice other than an announcement at the Meeting at which such adjournment is taken. If sufficient votes to approve the Reorganization are not obtained, Securian may propose one or more adjournments of the Meeting to permit additional solicitation of voting instructions. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares represented in person or by proxy at the Meeting (or any adjournment of the Meeting). Securian will vote upon such adjournment in their discretion after consideration of the best interests of all shareholders.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

SECTION C — CAPITALIZATION, OWNERSHIP OF FUND SHARES AND OTHER FUND INFORMATION

In this section, reference to the "Fund" is a reference to the Acquiring Fund and the Acquired Fund.

This section contains the following information about the Funds:

Table Content (all information is shown for the fiscal year ended June 30, 2018, unless noted otherwise)

C-1  Actual and pro forma capitalization of the Acquired Fund and the Acquiring Fund

C-2  Actual and pro forma ownership of Fund shares

CAPITALIZATION

The following table shows the capitalization of the Funds at June 30, 2018, and on a pro forma basis, assuming the proposed Reorganization had taken place.

TABLE C-1. Actual and Pro Forma Capitalization of the Acquired Fund and the Acquiring Fund

	SFT Mortgage Securities Fund (1) (Acquired Fund)	SFT Core Bond Fund (Acquiring Fund)	Pro Forma Adjustments		SFT Core Bond Fund Pro Forma with Acquired Fund
Net Assets
Class 1	265,933	2,994,573	(406	)(2)	3,260,100
Class 2	83,642,186	371,278,077	(127,594	)(2)	454,792,669
Shares Outstanding
Class 1	136,522	1,283,243	(22,564	)(3)	1,397,201
Class 2	43,970,401	162,912,748	(7,269,127	)(3)	199,614,022
Net Asset Value Per Share
Class 1	1.95	2.33	—		2.33
Class 2	1.90	2.28	—		2.28

(1)  The number of Fund shares for which you may provide instructions will be based on the dollar amount of Acquired Fund shares that fund your Contract through the subaccount accumulation units and/or annuity units in your Contract on the record date.

(2)  The adjustment to net assets represents the impact of the Acquired Fund bearing certain costs related to the reorganization estimated to be $128,000, which represents 80% of the total expected cost of the reorganization of $160,000.

(3)  The adjustment to shares outstanding represents the impact as a result of the shares being issued by the Acquiring Fund to the Acquired Fund shareholders.

OWNERSHIP OF FUND SHARES

The following table provides information on shareholders who owned more than 5% of each Fund's outstanding shares at the record date. At the record date, officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

TABLE C-2. Actual and Pro Forma Ownership of Fund Shares

	5% Owners	Percent of Shares Held		Percent of Shares Held Following the Reorganization
SFT Mortgage Securities Fund — Class 1 Shares (Acquired Fund)	Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account	95 5%	%	N/A N/A
SFT Mortgage Securities Fund — Class 2 Shares (Acquired Fund)	Minnesota Life Variable Annuity Account Minnesota Life Variable Life Account	64 36%	%	N/A N/A
SFT Core Bond Fund — Class 1 Shares (Acquiring Fund)	Minnesota Life Individual Variable Universal Life Account	100%		99%
SFT Core Bond Fund — Class 2 Shares (Acquiring Fund)	Minnesota Life Variable Annuity Account Minnesota Life Variable Life Account Minnesota Life Variable Universal Life Account II	52 26% 22%	%	54 28% 18%	%

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Acquiring Fund for the periods shown. "Total return" shows how much an investment in the Fund would have increased (or decreased) during each period, assuming an investor had reinvested all dividends and distributions. The tables do not, however, reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans, which invest in the Fund. If such charges and expenses were included, the total return shown below for the Fund would be lower. These figures have been derived from the Trust's financial statements, which have been audited by KPMG LLP (except for the six months ended June 30, 2018), the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, are included in the Trust's annual report, which is available upon request.

The Core Bond Fund offers two classes of shares. Both classes of shares are invested in the same portfolio of securities and have substantially similar annual returns, differing only to the extent that the classes do not have the same expenses. The Financial Highlights shown for Class 2 reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 Shares. Because Class 1 is not subject to this 12b-1 fee, the returns for Class 1 of the Fund are somewhat greater than the returns for Class 2.

Per share data for a share of capital stock and selected information for each period are as follows:

SFT Core Bond Fund

Financial Highlights

	Six Months Ended June 30, 2018		Class 1 Shares Year Ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$2.368		$2.257	$2.157	$2.148	$2.016	$2.024
Income from Investment Operations:
Net Investment Income (a)	.037		.069	.066	.066	.064	.060
Net Gains (Losses) (both realized and unrealized)	(.071)		.042	.034	(.057)	.068	(.068)
Total from Investment Operations	(.034)		.111	.100	.009	.132	(.008)
Net Asset Value, End of Period	$2.334		$2.368	$2.257	$2.157	$2.148	$2.016
Total Return (b)	(1.48)%		4.95%	4.63%	0.41%	6.56%	(0.40)%
Net Assets, End of Period (in thousands)	$2,995		$2,608	$2,113	$6,243	$5,402	$4,414
Ratios to Average Net Assets:
Expenses (c)	.50	%(d)	.49%	.49%	.49%	.49%	.51%
Net Investment Income	3.24	%(d)	2.96%	2.97%	3.03%	3.07%	2.96%
Portfolio Turnover Rate (excluding short-term securities)	100.0	%(e)	159.8%	249.6%	179.3%	193.5%	235.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

Financial Highlights

	Six Months Ended June 30, 2018		Class 2 Shares Year Ended December 31,
	(unaudited)		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$2.316		$2.212	$2.120	$2.117	$1.991	$2.004
Income from Investment Operations:
Net Investment Income (a)	.034		.062	.059	.059	.058	.054
Net Gains (Losses) (both realized and unrealized)	(.071)		.042	.033	(.056)	.068	(.067)
Total from Investment Operations	(.037)		.104	.092	.003	.126	(.013)
Net Asset Value, End of Period	$2.279		$2.316	$2.212	$2.120	$2.117	$1.991
Total Return (b)	(1.60)%		4.69%	4.37%	0.16%	6.29%	(0.65)%
Net Assets, End of Period (in thousands)	$371,278		$382,697	$368,156	$382,934	$368,926	$356,034
Ratios to Average Net Assets:
Expenses (c)	.75	%(d)	.74%	.74%	.74%	.74%	.76%
Net Investment Income	2.98	%(d)	2.71%	2.68%	2.78%	2.82%	2.71%
Portfolio Turnover Rate (excluding short-term securities)	100.0	%(e)	159.8%	249.6%	179.3%	193.5%	235.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

EXHIBIT A — AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of July 26, 2018, (the "Agreement") is by and among the Securian Funds Trust (the "Trust" or the "Selling Trust"), a Delaware statutory trust, on behalf of its series, the SFT Mortgage Securities Fund (the "Acquired Fund"), and the same statutory trust (in this role, the "Buying Trust") on behalf of its series, the SFT Core Bond Fund (the "Acquiring Fund"), and, solely for the purposes of Section 11 of the Agreement, Securian Asset Management, Inc. (the "Manager").

In consideration of their mutual promises, the parties agree as follows:

1. Shareholder Approval.

The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (such transactions are referred to hereinafter as the "Reorganization"). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund. Certain separate accounts of Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company ("Securian Life," and collectively with Minnesota Life, the "Insurance Companies") that fund variable annuity and variable life insurance contracts ("Contracts") are, directly or indirectly, the sole shareholders of the Acquired Fund and the Acquiring Fund.

2. Reorganization.

a. Plan of Reorganization. At the Closing (as defined below), the Selling Trust will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund. At the Closing, the Buying Trust will deliver shares of the Acquiring Fund, including fractional shares, to the Selling Trust. Class 1 shares of the Acquired Fund will be exchanged for an equivalent value of Class 1 shares of the Acquiring Fund and Class 2 shares of the Acquired Fund will be exchanged for an equivalent value of Class 2 shares of the Acquiring Fund.

The number of shares will be determined by dividing the aggregate net asset value of the shares of the Acquired Fund, computed as described in Section 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in Section 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the separate account shareholders of the Acquired Fund will not pay a sales charge on distribution to them of shares of the Acquiring Fund.

b. Federal Tax Treatment. For U.S. federal tax purposes, the Reorganization is intended to qualify as a partnership merger within the meaning of Section 708(b)(2) of the Internal Revenue Code of 1986, as amended (the "Code") and Treas. Reg. § 1.708-1(c)(1). In accordance with Treas. Reg. § 1.708-1(c)(1), (i) the "resulting partnership" shall be treated as a continuation of the Acquiring Fund and (ii) the Acquired Fund shall terminate and its taxable year will close. In accordance with Treas. Reg. § 1.7081(c)(3)(i), the Reorganization will follow the "asset-over form" for U.S. federal tax purposes, pursuant to which, (i) the Acquired Fund will be deemed to contribute all of its assets and liabilities to the Acquiring Fund in exchange for interests in the Acquiring Fund, and (ii) immediately thereafter, the Acquired Fund will be deemed to distribute the interests in the Acquired Fund to its partners in liquidation of the Acquired Fund.

c. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of contract owners of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date of the Closing or at such other time as an authorized officer of the Trust shall determine (the "Effective Time").

3. Valuation.

a. The aggregate net asset value of the shares of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquired Fund's prospectus.

b. The net asset value per share of shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the aggregate net asset value of the shares of the Acquired Fund on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of shares of the Acquiring Fund on the Valuation Date.

4. Liquidation and Dissolution of the Acquired Fund.

a. As soon as practicable after the Valuation Date, the Selling Trust will liquidate the Acquired Fund and distribute shares of the Acquiring Fund to the Acquired Fund's shareholders of record. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Selling Trust. The Acquiring Fund or its service provider will establish shareholder accounts, as needed, in accordance with instructions from the Selling Trust.

b. Immediately after the Valuation Date, the share transfer books of the Selling Trust relating to the Acquired Fund will be closed and no further transfer of shares will be made.

c. Promptly after the distribution, the Acquiring Fund or its service provider will notify each shareholder of the Acquired Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. Representations, Warranties, and Covenants of the Buying Trust.

The Buying Trust represents and warrants to the Acquired Fund as follows:

a. Organization, Existence, Registration as Investment Company. The Buying Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. The Acquiring Fund is a series of the Buying Trust.

b. Capitalization. The Buying Trust has authorized capital of an unlimited number of shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

c. Financial Statements. The audited financial statements of the Acquiring Fund as of the end of the last fiscal year and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

d. Shares to Be Issued upon Reorganization. The shares of beneficial interest to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid, and non-assessable.

e. Authority Relative to the Agreement. The Buying Trust has the power to enter into and carry out the obligations described in this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Buying Trust, and no other proceedings by the Buying Trust or the Acquiring Fund are necessary under the Buying Trust's Agreement and Declaration of Trust or By-Laws (the "Governing Documents").

f. No Violation. The Buying Trust is not in violation of its Governing Documents or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquiring Fund.

g. Liabilities. There are no liabilities of the Acquiring Fund other than: (1) liabilities disclosed in the Acquiring Fund Financial Statements; (2) liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements; or (3) liabilities previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquiring Fund.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

h. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment.

i. Contracts. Except for contracts and agreements previously disclosed to the Selling Trust, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.

j. Taxes. The Acquiring Fund has qualified as a partnership at all times as defined in Subchapter K of Chapter 1 of the Code with respect to each taxable year since commencement of its operations and will qualify as a partnership at all times through the Closing. As of the Closing, the Acquiring Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and such returns and reports have been true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquired Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, (iv) except as disclosed to the Acquired Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, and (v) for all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception, the assets of the Acquiring Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquiring Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder.

k. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares of beneficial interest to be issued in the Reorganization. At the time that the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection applies to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Acquired Fund for use in the Registration Statement.

6. Representations, Warranties and Covenants of the Selling Trust.

The Selling Trust represents and warrants to the Acquiring Fund as follows:

a. Organization, Existence, Registration as Investment Company. The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Delaware; has the power to carry on its business as it is now being conducted; and is registered under the 1940 Act as an open-end, management investment company. The Acquired Fund is a series of the Selling Trust.

b. Capitalization. The Selling Trust has authorized capital of an unlimited number shares of beneficial interest. All of the outstanding shares of beneficial interest have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

c. Financial Statements. The audited financial statements of the Acquired Fund as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquired Fund Financial Statements"), fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

d. Authority Relative to the Agreement. The Selling Trust has the power to enter into and to carry out its obligations under this Agreement. This Agreement and the transactions contemplated by it have been duly authorized by the Board of Trustees of the Selling Trust, the shareholders' meeting referred to in Section 6(k) will be called and held, and no other proceedings by the Selling Trust or the Acquired Fund are necessary under the Selling Trust's Governing Documents.

e. No Violation. The Selling Trust is not in violation of its Agreement and Declaration of Trust or By-Laws (the "Governing Documents") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

constitute a breach of, any material contract or other instrument to which the Acquired Fund is subject. The transactions will not result in any violation of the provisions of the Governing Documents or any law, administrative regulation, or administrative or court decree applicable to the Acquired Fund.

f. Liabilities. There are no liabilities of the Acquired Fund other than: (1) liabilities disclosed in the Acquired Fund Financial Statements; (2) liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements; or (3) liabilities previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets, or results of operation of the Acquired Fund.

g. Litigation. There is no litigation, administrative proceeding, or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition, or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and the Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment.

h. Contracts. Except for contracts and agreements previously disclosed to the Buying Trust, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit.

i. Taxes. The Acquired Fund has qualified as a partnership at all times as defined in Subchapter K of Chapter 1 of the Code with respect to each taxable year since commencement of its operations and will qualify as a regulated investment company at all times through the Closing. As of the Closing, the Acquired Fund will (i) have timely filed all federal and other tax returns and reports that have been required to be filed and all such returns and reports are true, accurate, and complete, (ii) have paid or provided for payment of all federal and other taxes required to be shown as due on such returns or on any assessments received, (iii) except as disclosed to the Acquiring Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, (iv) except as disclosed to the Acquiring Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, and (v) for all taxable years and all applicable quarters of the Acquired Fund from the date of its inception, the assets of the Acquired Fund have been sufficiently diversified that each segregated asset account investing all its assets in the Acquired Fund was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder.

j. Fund Securities. All securities listed in the schedules of investments of the Acquired Fund as of the Closing will be owned by the Acquired Fund free and clear of any encumbrances, except as indicated in the schedule.

k. Shareholders' Meeting; Registration Statement. The Acquired Fund will call and hold a shareholders' meeting at which its shareholders will consider and act upon the transactions contemplated by this Agreement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Selling Trust and the Acquired Fund required in the Registration Statement. At the time that the Registration Statement becomes effective, at the time of the shareholders' meeting, and at the Closing, the Registration Statement, as it relates to the Selling Trust or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Trust or the Acquired Fund for use in the Registration Statement.

7. Conditions to Obligations of the Buying Trust.

The obligations of the Buying Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:

a. Contract Owner Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of the Acquired Fund shares entitled to vote. The separate accounts of Minnesota Life and Securian Life that fund the Contracts, together with certain affiliates, are the owners of record of the Acquired Fund shares; however, the owners of the Contracts ("Contract Owners"), whose interests in the Contracts are measured by reference to the Acquired Fund shares held by the separate accounts, will have the opportunity to instruct Minnesota Life and Securian Life on how to vote the shares held by the separate accounts.

b. Representations, Warranties, and Agreements. The Selling Trust and the Acquired Fund will have complied with this Agreement, and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Selling Trust will provide a certificate to the Acquiring Fund confirming

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Trust, and delivered to the Acquiring Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquired Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.

c. Regulatory Approvals.

(1) The Registration Statement referred to in Section 5(k) will be effective, and no stop orders under the 1933 Act will have been issued.

(2) All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.

d. Opinion of Counsel. The Buying Trust will have received an opinion of counsel for the Selling Trust, dated as of the Closing, to the effect that (i) the Selling Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquired Fund is a series of the Selling Trust; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Selling Trust and the Acquired Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Trust.

8. Conditions to Obligations of the Selling Trust.

The obligations of the Selling Trust with respect to the Reorganization are subject to the satisfaction of the following conditions:

a. Contract Owner Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the voting power of all Acquired Fund shares entitled to vote. The separate accounts of Minnesota Life and Securian Life that fund the Contracts, together with certain affiliates, are the owners of record of the Acquired Fund shares; however, the owners of the Contracts ("Contract Owners"), whose interests in the Contracts are measured by reference to the Acquired Fund shares held by the separate accounts, will have the opportunity to instruct Minnesota Life and Securian Life on how to vote the shares held by the separate accounts.

b. Representations, Warranties, and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Buying Trust will provide a certificate to the Acquired Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties, or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Trust, and delivered to the Acquired Fund on or prior to the last business day before the Closing. A decline in the value of the securities owned by the Acquiring Fund will not constitute a "material adverse change" for purposes of the foregoing sentence.

c. Regulatory Approvals.

(1) The Registration Statement referred to in Section 5(k) will be effective and no stop orders under the 1933 Act will have been issued.

(2) All necessary approvals, consents, and exemptions from federal and state regulatory authorities will have been obtained.

d. Opinion of Counsel. The Selling Trust will have received the opinion of counsel for the Buying Trust, dated as of the Closing, to the effect that (i) the Buying Trust is a statutory trust duly organized and validly existing under the laws of the state of Delaware and is an open-end investment company registered under the 1940 Act; (ii) the Acquiring Fund is a series of the Buying Trust; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the Buying Trust and the Acquiring Fund, and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Trust; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid, and non-assessable shares of the Acquiring Fund.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

9. Further Conditions to the Obligations of the Buying Trust and the Selling Trust.

As a further condition to the obligations of the Trust on behalf of both the Acquired Fund and the Acquiring Fund hereunder, the Trust, on behalf of both the Acquired Fund and the Acquiring Fund, shall have received the opinion of Eversheds Sutherland (US) LLP addressed to the Trust on behalf of both the Acquired Fund and the Acquiring Fund, dated as of the date of the Closing, and based in part on representations to be furnished by the Trust on behalf of the Acquired Fund and the Acquiring Fund and the Insurance Companies, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes, a Contract Owner that has Contract value allocated to a subaccount that holds interests in the Acquiring Fund or Acquired Fund will not recognize any gain or loss as a result of the Reorganization.

10. Amendment; Termination; Non-Survival of Covenants, Warranties and Representations.

a. This Agreement may be amended in writing if authorized by the Board of Trustees. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of Sections 2 or 3.

b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit. However, neither party may waive the requirement to obtain shareholder approval or the requirement to obtain a tax opinion.

c. The Selling Trust may terminate this Agreement at any time prior to the Closing by notice to the Buying Trust if a material condition to its performance or a material covenant of the Buying Trust on behalf of the Acquiring Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Buying Trust on behalf of the Acquiring Fund and is not cured.

d. The Buying Trust may terminate this Agreement at any time prior to the Closing by notice to the Selling Trust if a material condition to its performance or a material covenant of the Selling Trust on behalf of the Acquired Fund is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Selling Trust on behalf of the Acquired Fund and is not cured.

e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2018, or a later date agreed upon by the parties, if the Closing has not taken place on or prior to that date.

f. The representations, warranties, and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. Expenses.

All fees and expenses associated with the Reorganization will be allocated to the Acquired Fund and the Manager. The fees and expenses associated with the Reorganization will include, but will not be limited to, printing and mailing communications to shareholders and to Contract Owners; fees paid to governmental authorities for the registration or qualification of Acquiring Fund Shares; accounting, tax, legal, and custodial expenses; and other transaction expenses. 80% of the fees and expenses will be allocated to the Acquired Fund, and 20% of the fees and expenses will be allocated to the Manager.

12. General.

a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

13. Indemnification.

Each party will indemnify and hold the other and its officers and trustees (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action,

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

SECURIAN FUNDS TRUST, on behalf of SFT Mortgage Securities Fund

By /s/ David M. Kuplic
David M. Kuplic
President

SECURIAN FUNDS TRUST, on behalf of SFT Core Bond Fund

By /s/ David M. Kuplic
David M. Kuplic
President

The undersigned is a party to this Agreement for purposes of Section 11 and Section 13 only.
SECURIAN ASSET MANAGEMENT, INC.

By /s/ David M. Kuplic
David M. Kuplic
President

Securian Funds Trust t Proxy Statement/Prospectus t October 18, 2018

F92407 10-2018

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of

SFT Mortgage Securities Fund

By and in Exchange for Shares of

SFT Core Bond Fund

EACH A “FUND” OF

SECURIAN FUNDS TRUST

(THE “TRUST)

October 18, 2018

This Statement of Additional Information relates specifically to the reorganization of the SFT Mortgage Securities Fund (the “Acquired Fund”) into the SFT Core Bond Fund (the “Acquiring Fund”).  Pursuant to this reorganization, the Acquiring Fund would acquire all of the assets of the Acquired Fund and Acquiring Fund shares would be distributed proportionately by the Acquired Fund to the holders of its shares in complete liquidation of the Acquired Fund.

This Statement of Additional Information is not a prospectus.  A Proxy Statement/Prospectus dated October 18, 2018, relating to the matters referenced above may be obtained without charge by writing the Trust at 400 Robert Street North, St. Paul, MN 55101-2098, or by calling toll free (800) 995-3850. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Securian Funds Trust ♦ Statement of Additional Information October 18, 2018

TABLE OF CONTENTS	PAGE

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND	2

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2

FINANCIAL INFORMATION	2

PRO FORMA FINANCIAL STATEMENTS	3

Securian Funds Trust ♦ Statement of Additional Information October 18, 2018

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE ACQUIRED FUND

This Statement of Additional Information is accompanied by the following document, which contains additional information about the Acquiring Fund and the Acquired Fund and which is incorporated by reference herein:

Statement of Additional Information dated May 1, 2018, of Securian Funds Trust (the “Trust”) in the form filed by the Trust with the Securities and Exchange Commission (the “SEC”) on April 27, 2018, pursuant to Rule 485 (Registration Nos. 002-96990 and 811-04279), EDGAR Accession Number 0001193125-18-137431.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Trust’s independent registered public accounting firm and provides audit services to the Trust, including audits of the Acquired Fund’s and Acquiring Fund’s annual financial statements.

Our report dated February 26, 2018, on the financial statements of the Acquired Fund and Acquiring Fund, included in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2017, is incorporated by reference into this SAI.

FINANCIAL INFORMATION

Historical financial information regarding the Acquiring Fund and the Acquired Fund is included in the following documents, which accompany this Statement of Additional Information and which are incorporated by reference herein.

Financial Statements of the Acquired Fund and the Acquiring Fund Included in the SFT Annual Report

The financial statements of the Acquired Fund and Acquiring Fund, included in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2017, in the form N-CSR filed by the Trust with the SEC on March 5, 2018, EDGAR Accession Number 0001104659-18-014793.

Financial Statements of the Acquired Fund and the Acquiring Fund Included in the SFT Semi-Annual Report

The financial statements of the Acquired Fund and Acquiring Fund, included in the Trust’s Semi-Annual Report to shareholders for the six- month period ended June 30, 2018, in the form N-CSRS filed by the Trust with the SEC on August 30, 2018, EDGAR Accession Number 0001104659-18-054453.

Securian Funds Trust ♦ Statement of Additional Information October 18, 2018

2

PRO FORMA FINANCIAL STATEMENTS (unaudited)

Narrative Description of the Pro Forma Effects of the Reorganization

The pro forma information provided herein should be read in conjunction with the annual report for Securian Funds Trust (the “Trust”), which includes the SFT Mortgage Securities Fund (“Acquired Fund”) and SFT Core Bond Fund (“Acquiring Fund”), dated December 31, 2017, and the Trust’s semi-annual report dated June 30, 2018.  All reports are on file with the SEC and are available at no charge.

The pro forma information set forth below is intended to present supplemental data as if the proposed Reorganization of the Acquired Fund into Acquiring Fund (collectively, the “Funds”) had occurred as of July 1, 2017. Both Funds are advised by Securian Asset Management, Inc. (the “Manager”) and the management fee charged by the Manager is the same, 0.40%, for the Funds.

Subject to approval by shareholders of the Acquired Fund, the Reorganization is expected to be effective shortly after the shareholder meeting on November 29, 2018, or on a later date agreed upon by the Trust (the “Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in a tax-free exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Acquiring Fund.

The fees and expenses associated with the Reorganization will be borne 80% by the Acquired Fund and 20% by the Manager.  The fees and expenses include, but will not be limited to, printing and mailing communications to shareholders and to Contract Owners; fees paid to governmental authorities for the registration or qualification of Acquiring Fund Shares; accounting, tax, legal, and custodial expenses; and other transaction expenses. The total cost associated with the reorganization is estimated to be $160,000, which includes fees and expenses associated with realigning the portfolio.

Overall, approximately 50% of the Acquired Fund’s portfolio will be sold to complete the reorganization.  The Manager currently anticipates approximately 80% of the mortgage-backed securities held in the Acquired Fund will be sold and mortgage-backed securities currently account for approximately 62% of the assets in the Acquired Fund.  The Manager also anticipates only a de minimis portion (i.e. 5% or less) of the Acquired Fund’s remaining securities will be sold to complete the reorganization. The cost to realign the portfolio is estimated to be less than $10,000, or less than 1 basis point for the Acquired Fund.

As of June 30, 2018, the net assets of the Acquired Fund were $265,933 for Class 1 and $83,642,186 for Class 2 while the net assets for the Acquiring Fund were $2,994,573 for Class 1 and $371,278,077 for Class 2. The net assets of the pro forma combined Fund as of June 30, 2018 would have been $3,260,100 for Class 1 and $454,792,669 for Class 2 had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the year ended June 30, 2018, the proposed Reorganization would result in a decrease of $207,075 in other expenses due to savings from the elimination of duplicate expenses and economics of scale from the larger asset base. SFT does not anticipate that expenses for the Acquiring Fund will materially change as a result of the reorganization.

The proposed Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners. The Reorganization is intended to qualify as a partnership merger within the meaning of Section 708(b)(2) of the Code, as amended, and Treas. Reg. section 1.708-1(c)(1).  The Reorganization is not expected to result in any material adverse federal income tax consequences to the shareholders of the Acquired Fund.

Securian Funds Trust ♦ Statement of Additional Information October 18, 2018

3

PART C.
OTHER INFORMATION

Item 15. Idemnification

The Trust’s Amended and Restated Agreement and Declaration of Trust provides in Article VII, Section 4 thereof that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Amended and Restated Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)

Certificate of Trust of Securian Funds Trust, previously filed on May 1, 2012 as exhibit 28(a)(1) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(1)(a)(i)

Amended and Restated Agreement and Declaration of Trust of Securian Funds Trust (approved October 23, 2012), previously filed on February 11, 2013 as exhibit 28(a)(2), to Post-Effective Amendment Number 49 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(2)	Bylaws of Securian Funds Trust, previously filed on May 1, 2012 as exhibit 28(b)(1) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, filed on August 30, 2018 as Exhibit (4) to Registrant’s Initial filing on Form N-14, is hereby incorporated by reference.

(5)	See (1) and (2) above.

(6)(a)

Investment Advisory Agreement between Securian Funds Trust and Advantus Capital Management, Inc. dated and effective as of May 1, 2012, with Schedule A as amended April 22, 2014, previously filed on April 28, 2014 as Exhibit 28(d)(1) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(a)(i)

Amended Schedule A, dated November 20, 2017, to the Investment Advisory Agreement between Securian Funds Trust and Advantus Capital Management, Inc., dated and effective May 1, 2012, previously filed on February 27, 2018 as Exhibit 28(d)(1)(A) to Post-Effective Amendment Number 66 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(b)

Investment Sub-Advisory Agreement between Advantus Capital Management, Inc. and Franklin Advisers, Inc. on behalf of the SFT Advantus International Bond Fund dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(d)(2) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(c)

Letter Agreement among Franklin Advisers, Inc., Advantus Capital Management, Inc. and the Advantus International Bond Fund of Securian Funds Trust, dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(d)(3) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(d)

Investment Sub-Advisory Agreement between Securian Asset Management, Inc. and Ivy Investment Management Company on behalf of the SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund dated May 1, 2018, previously filed on April 27, 2018 as exhibit 28(d)(4) to Post-Effective Amendment number 67 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(e)

Investment Sub-Advisory Agreement between Advantus Capital Management, Inc. and Pyramis Global Advisors, LLC on behalf of the SFT Pyramis® Core Equity Fund dated May 1, 2014, previously filed on April 28, 2014 as Exhibit 28(d)(5) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(f)

Investment Sub-Advisory Agreement between Advantus Capital Management, Inc. and T. Rowe Price Associates, Inc. on behalf of the SFT T. Rowe Price Value Fund dated May 1, 2014, previously filed on April 28, 2014 as Exhibit 28(d)(6) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(6)(g)

Investment Sub-Advisory Agreement between Advantus Capital Management, Inc. and Wellington Management Company LLP, on behalf of the SFT Wellington Core Equity Fund, dated November 20, 2017, previously filed on February 27, 2018 as Exhibit 28(d)(7) to Post-Effective Amendment Number 66 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(7)

Underwriting and Distribution Agreement between Securian Funds Trust and Securian Financial Services, Inc. dated July 30, 2015, previously filed on August 31, 2015 as Exhibit 28(e) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(8)	Not Applicable.

(9)(a)

Custodian Agreement between Securian Funds Trust and Wells Fargo Bank, N.A. dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(g)(1)(A) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(9)(b)

Foreign Custody Manager Agreement between Securian Funds Trust and Wells Fargo Bank, N.A. dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(g)(1)(B) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(9)(c)

Custodian Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2014, previously filed on April 28, 2014 as Exhibit 28(g)(3) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(10)(a)

Rule 12b-1 Distribution Plan, approved July 30, 2015, previously filed on August 31, 2015 as Exhibit 28(m)(1) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(10)(b)

Fund Shareholder Service Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(m)(2) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(10)(c)

Fund Shareholder Services Agreement between Securian Life Insurance Company and Securian Financial Services, Inc. dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(m)(3) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(10)(d)

Securian Funds Trust Multiple Class Plan Pursuant to Rule 18f-3 effective May 1, 2014, previously filed on April 28, 2014 as Exhibit 28(n) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(11)	Opinion and Consent of Dorsey & Whitney, filed on August 30, 2018 as Exhibit (11) to Registrant’s Initial filing on Form N-14, is hereby incorporated by reference.

(12)	Opinion and Consent of Eversheds Sutherland (US) LLP, filed herewith.

(13)(a)

Administrative Service Agreement dated October 29, 2015, between Securian Funds Trust, Advantus Capital Management, Inc. and Securian Financial Group, previously filed on November 17, 2015 as exhibit 28(h)(1) to Post-Effective Amendment Number 58 to Form N1-A, File Number 002-96990, is hereby incorporated by reference.

(13)(b)

Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(h)(2) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(b)(i)

Amendment #1, dated July 1, 2015, to the Participation Agreement dated May 1, 2014 between Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed on August 31, 2015 as Exhibit 28(h)(2)(A) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(c)

Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Securian Life Insurance Company dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(h)(3) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(d)

Investment Accounting Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(h)(4) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(d)(i)

Amended Schedule D, effective May 1, 2014, to the Investment Accounting Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on April 28, 2014 as Exhibit 28(h)(4)(A) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(d)(ii)

Amendment dated August 25, 2014 to the Investment Accounting Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on August 31, 2015 as Exhibit 28(h)(4)(B) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(e)

Administration Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(h)(5) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(e)(i)

Amended Schedule B, effective May 1, 2014, to the Administration Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on April 28, 2014 as Exhibit 28(h)(5)(A) to Post-Effective Amendment Number 53 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(e)(ii)

Amendment dated August 25, 2014 to the Administration Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on August 31, 2015 as Exhibit 28(h)(5)(B) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(e)(iii)

Amendment Number 2 dated July 14, 2015 to the Administration Agreement between Securian Funds Trust and State Street Bank and Trust Company dated May 1, 2012, previously filed on August 31, 2015 as Exhibit 28(h)(5)(C) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(f)

Money Market Services Agreement between Securian Funds Trust, on behalf of the SFT Advantus Money Market Fund, and State Street Bank and Trust Company, dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28 (h)(6) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(f)(i)

Amended Fee Schedule, effective May 1, 2014, to the Money Market Services Agreement between Securian Funds Trust, on behalf of the SFT Advantus Money Market Fund, and State Street Bank and Trust Company dated May 1, 2012, previously filed on August 31, 2015 as Exhibit 28(h)(6)(A) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(f)(ii)

Amendment, effective April 14, 2016, to the Money Market Services Agreement between Securian Funds Trust, on behalf of the SFT Advantus Money Market Fund, and State Street Bank and Trust Company, dated May 1, 2012, previously filed on April 29, 2016 as Exhibit 28(h)(6)(B) to Post-Effective Amendment Number 61 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(g)

Rule 22c-2 Shareholder Information Agreement between Securian Funds Trust and Minnesota Life Insurance Company dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(h)(7) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(h)

Rule 22c-2 Shareholder Information Agreement between Securian Funds Trust and Securian Life Insurance Company dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28(h)(8) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(i)

Restated Net Investment Income Maintenance Agreement among Advantus Capital Management, Inc., Securian Financial Services, Inc. and Securian Funds Trust dated May 1, 2012, previously filed on May 1, 2012 as exhibit 28 (h)(9) to Post-Effective Amendment Number 47 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(j)

Expense Limitation Agreement between Advantus Capital Management, Inc. and Securian Funds Trust, on behalf of the SFT Advantus Dynamic Managed Volatility Fund, dated May 1, 2013, previously filed on February 11, 2013 as exhibit 28(h)(10) to Post-Effective Amendment Number 49 to Form N1-A, File Number 002-96990, is hereby incorporated by reference.

(13)(k)

Expense Limitation Agreement between Advantus Capital Management, Inc. and Securian Funds Trust, on behalf of the SFT Advantus Managed Volatility Equity Fund, dated November 18, 2015, previously filed on August 31, 2015 as Exhibit 28(h)(11) to Post-Effective Amendment Number 55 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(k)(i)

Amendment, effective April 28, 2016, to the Expense Limitation Agreement between Advantus Capital Management, Inc. and Securian Funds Trust, on behalf of the SFT Advantus Managed Volatility Equity Fund, dated November 18, 2015, previously filed on April 29, 2016 as Exhibit 28(h)(11)(A) to Post-Effective Amendment Number 61 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(l)

Participation Agreement between Securian Funds Trust, iShares Trust, iShares U.S. ETF Trust, iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., dated November 18, 2015, previously filed on November 17, 2015 as exhibit 28(h)(12) to Post-Effective Amendment Number 58 to Form N1-A, File Number 002-96990, is hereby incorporated by reference.

(13)(l)(i)

Amended Schedule A, effective April 1, 2016, to the Participation Agreement between Securian Funds Trust, iShares Trust, iShares U.S. ETF Trust, iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., dated November 18, 2015, previously filed on April 29, 2016 as Exhibit 28(h)(12)(A) to Post-Effective Amendment Number 61 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(13)(m)

Expense Limitation Agreement between Advantus Capital Management, Inc. and Securian Funds Trust, on behalf of the SFT Advantus Government Money Market Fund, dated November 1, 2017, previously filed on February 27, 2018 as Exhibit 28(h)(13) to Post-Effective Amendment Number 66 to Form N-1A, File Number 002-96990, is hereby incorporated by reference.

(14)	Consent of KPMG LLP, filed herewith.

(15)	Not Applicable.

(16)	Power of Attorney, filed herewith.

(17)(a)	Contract holder voting instructions, filed herewith.

(17)(b)

Prospectus of the acquired fund dated May 1, 2018 for shares of the Securian Funds Trust, filed on April 27, 2018 with Post-Effective Amendment Number 67, and as supplemented May 23, 2018, is hereby incorporated by reference.

(17)(c)

Statement of Additional Information of the acquired fund dated May 1, 2018 for shares of the Securian Funds Trust, filed on April 27, 2018 with Post-Effective Amendment Number 67, and as supplemented May 23, 2018, is hereby incorporated by reference.

(17)(d)

The financial statements of the Acquired Fund and Acquiring Fund, included in the Securian Funds Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2017, filed by the Registrant on March 5, 2018 under form N-CSR, are hereby incorporated by reference.

(17)(e)

The financial statements of the Acquired Fund and Acquiring Fund, included in the Securian Funds Trust’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2018, filed by the Registrant on August 30, 2018 under form N-CSRS, are hereby incorporated by reference.

Item 17. Undertakings

(1)         The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the in the City of St. Paul and the State of Minnesota, on the 5th day of October, 2018.

SECURIAN FUNDS TRUST

By	/s/ DAVID M. KUPLIC

David M. Kuplic, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

/s/ DAVID M. KUPLIC	President	October 5, 2018
David M. Kuplic	(principal executive officer)

/s/ GARY M. KLEIST	Vice President and Treasurer	October 5, 2018
Gary M. Kleist	(principal financial and accounting officer)

By	/s/ DAVID M. KUPLIC

David M. Kuplic
Attorney-in-Fact

LINDA L. HENDERSON*	Trustee)
Linda L. Henderson	)
)
)
)
)

JULIE K. GETCHELL*	Trustee)	Dated: October 5, 2018
Julie K. Getchell	)
)
)
)

WILLIAM C. MELTON*	Trustee)
William C. Melton	)
)

DAVID M. KUPLIC*	Trustee)
David M. Kuplic

*         Registrant’s trustee executing power of attorney dated July 26, 2018, a copy of which is filed herewith.

SECURIAN FUNDS TRUST
EXHIBIT INDEX

Exhibit Item Number	Title of Exhibit

(12)	Opinion and Consent of Eversheds Sutherland (US) LLP.

(14)	Consent of KPMG LLP.

(16)	Power of Attorney.

(17)(a)	Contract holder voting instructions.